Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, opening balance	$ 508	$ 36
Gross increases-tax positions in prior period		220
Gross decreases-tax positions in prior period	1
Gross increases-current-period tax positions	105	252
Unrecognized tax benefits, ending balance	$ 614	$ 508